Nature of Business Activities and Significant Accounting Policies - Impact of Adoption of CECL (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023		Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Financial Assets:
Allowance for credit losses	$ 25,919,000	$ 25,704,000	[1]	$ 21,039,000	[1]	$ 23,362,000	$ 29,061,000	$ 31,709,000
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure				0
Reserves under CECL Model
Financial Assets:
Allowance for credit losses				25,164,000
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure				275,000
Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				4,125,000
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure				275,000
Commercial real estate
Financial Assets:
Allowance for credit losses	18,639,000	18,409,000		15,477,000		15,548,000	22,773,000	25,112,000
Commercial real estate | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				18,163,000
Commercial real estate | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				2,686,000
Owner-occupied commercial real estate
Financial Assets:
Allowance for credit losses	719,000	556,000		635,000		724,000	663,000	611,000
Owner-occupied commercial real estate | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				629,000
Owner-occupied commercial real estate | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				(6,000)
Acquisition, construction & development
Financial Assets:
Allowance for credit losses	1,319,000	1,852,000		2,082,000		3,607,000	2,316,000	2,189,000
Acquisition, construction & development | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				1,442,000
Acquisition, construction & development | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				(640,000)
Commercial & industrial
Financial Assets:
Allowance for credit losses	612,000	700,000		438,000		214,000	113,000	165,000
Commercial & industrial | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				675,000
Commercial & industrial | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				237,000
Single family residential (1-4 units)
Financial Assets:
Allowance for credit losses	4,520,000	4,030,000		2,379,000		1,519,000	1,451,000	2,434,000
Single family residential (1-4 units) | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				4,040,000
Single family residential (1-4 units) | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				1,661,000
Consumer non-real estate and other
Financial Assets:
Allowance for credit losses	110,000	157,000		28,000		19,000	14,000	18,000
Consumer non-real estate and other | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				215,000
Consumer non-real estate and other | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				187,000
Unallocated reserve
Financial Assets:
Allowance for credit losses	$ 0	$ 0		0		$ 1,731,000	$ 1,731,000	$ 1,180,000
Unallocated reserve | Reserves under CECL Model
Financial Assets:
Allowance for credit losses				0
Unallocated reserve | Impact of CECL Adoption
Financial Assets:
Allowance for credit losses				$ 0

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.